TRANSACTIONS AND BALANCES WITH RELATED PARTIES: (Details 1) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Statement of financial position items - current liabilities -
current liabilities - Accounts payable and accruals - other	$ 95	$ 190